Carrying Amounts of Computer and Network Equipment Pledged to Secure Banking Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	$ 2,152	¥ 13,943
Property
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	3,414	22,118	¥ 22,921
Computer and network equipment
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	$ 5,738	¥ 37,167	¥ 42,115